Business Combinations - Summary of Consideration Transferred in business combination (Detail) $ in Thousands	Dec. 31, 2022 TWD ($)
FAFG [member]
Disclosure of detailed information about business combination [line items]
Cash	$ 11,094,802
Fair value of identifiable net assets acquired	9,876,084
FAFG [member] | Consideration transferred [member]
Disclosure of detailed information about business combination [line items]
Cash	11,094,802
Equity instrument issued	1,734,570
Contingent consideration arrangement	(385,735)
Fair value of identifiable net assets acquired	12,443,637
ITGEU [member]
Disclosure of detailed information about business combination [line items]
Fair value of identifiable net assets acquired	83,482
ITGEU [member] | Consideration transferred [member]
Disclosure of detailed information about business combination [line items]
Cash	50,368
Fair value of identifiable net assets acquired	50,368
SER [Member]
Disclosure of detailed information about business combination [line items]
Fair value of identifiable net assets acquired	217,919
SER [Member] | Consideration transferred [member]
Disclosure of detailed information about business combination [line items]
Cash	217,919
Fair value of identifiable net assets acquired	$ 217,919